Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 12,066.01
Total Fee Amount	12,066.01
Total Transaction Valuation	87,371,564.25
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A